Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000020055 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020055 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.48%
C000020055 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.25%
C000020055 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	67.29%
C000020055 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.37%
C000020055 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.92%
C000020055 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	10.96%
C000020055 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.83%
C000020055 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.25%
C000020055 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.29%
C000020055 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.08%
C000020055 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	0.53%
C000020055 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.58%
C000020055 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.05%
C000020055 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000087850 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000087850 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.29%
C000087850 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.19%
C000087850 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.42%
C000087850 | Financials
Holdings [Line Items]
Percent of Total Investments	4.42%
C000087850 | Health Care
Holdings [Line Items]
Percent of Total Investments	23.14%
C000087850 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.86%
C000087850 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.81%
C000087850 | Materials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000087850 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000087850 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.85%
C000087850 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.21%
C000020054 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020054 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.14%
C000020054 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.86%
C000020054 | Financials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000020054 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000020054 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020054 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.02%
C000020054 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020054 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.12%
C000020054 | Energy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020054 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.81%
C000020053 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020053 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.09%
C000020053 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.25%
C000020053 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020053 | Financials
Holdings [Line Items]
Percent of Total Investments	26.90%
C000020053 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.68%
C000020053 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.89%
C000020053 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020053 | Materials
Holdings [Line Items]
Percent of Total Investments	2.93%
C000020053 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.71%
C000020053 | Energy
Holdings [Line Items]
Percent of Total Investments	6.75%
C000020053 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.71%
C000020053 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.49%
C000020056 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020056 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.17%
C000020056 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000020056 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020056 | Financials
Holdings [Line Items]
Percent of Total Investments	28.05%
C000020056 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.64%
C000020056 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.13%
C000020056 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.91%
C000020056 | Materials
Holdings [Line Items]
Percent of Total Investments	3.12%
C000020056 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020056 | Energy
Holdings [Line Items]
Percent of Total Investments	6.96%
C000020056 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.91%
C000020056 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.01%
C000020057 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020057 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.08%
C000020057 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.86%
C000020057 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020057 | Financials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020057 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.91%
C000020057 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.04%
C000020057 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.15%
C000020057 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.63%
C000020057 | Energy
Holdings [Line Items]
Percent of Total Investments	1.13%
C000020060 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020060 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.11%
C000020060 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.84%
C000020060 | Financials
Holdings [Line Items]
Percent of Total Investments	23.50%
C000020060 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.86%
C000020060 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000020060 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.84%
C000020060 | Materials
Holdings [Line Items]
Percent of Total Investments	3.29%
C000020060 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.69%
C000020060 | Energy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000020060 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.33%
C000020060 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.04%
C000139705 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000139705 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.29%
C000139705 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	58.72%
C000139705 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.24%
C000139705 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.62%
C000139705 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.42%
C000139705 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000139705 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.96%
C000139705 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.84%
C000139705 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.64%
C000139705 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000139705 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.04%
C000087852 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000087852 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.29%
C000087852 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	39.07%
C000087852 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.15%
C000087852 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.37%
C000087852 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	23.38%
C000087852 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.16%
C000087852 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	11.26%
C000087852 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000087852 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.60%